Exhibit 99.1

Harley-Davidson Motorcycle Trust 2010-1

$130,000,000 0.31325% Motorcycle Contract Backed Notes, Class A-1

$182,000,000 0.83% Motorcycle Contract Backed Notes, Class A-2

$148,000,000 1.16% Motorcycle Contract Backed Notes, Class A-3

$77,610,000 1.53% Motorcycle Contract Backed Notes, Class A-4

$25,820,000 1.99% Motorcycle Contract Backed Notes, Class B

$36,570,000 2.59% Motorcycle Contract Backed Notes, Class C

$70,765,786.32 0.00% Motorcycle Contract Backed Certificate

Monthly Report

For the December 15, 2011 Distribution Date

Capitalized terms are defined in the Sale and Servicing Agreement dated as of November 01, 2010, as filed with the Securities and Exchange Commission as Exhibit 10.2 to the Current Report on Form 8-K filed on November 24, 2010.

Beginning of Due Period	11/1/2011
End of Due Period	11/30/2011
Determination Date	12/6/2011
Record Date	12/14/2011
Distribution Date	12/15/2011
Number of days in Interest Period (ACT/360 basis)	30
Number of days in Interest Period (30/360 basis)	30

	Number	Cut-Off		Initial
Purchases	of Contracts	Date	Closing Date	Pool Balance

Initial Contracts	51,270	10/31/2010	11/23/2010	670,765,786.32
Subsequent Contracts

Total	51,270			$670,765,786.32

I. POOL BALANCE CALCULATION

Principal Balance of Contracts at beginning of Due Period				$449,552,066.69
Pre-Funded Amount at beginning of Due Period				—

Purchase of Subsequent Contracts				—
Reduction of Pre-Funded Amount at end of Due Period				—
Mandatory Redemption amount				—

Monthly principal amounts

Principal collections on Contracts outstanding at end of Due Period			7,456,047.87
Principal collections on Contracts paid off in full during Due Period			6,546,184.19
Balance of Contracts liquidated during Due Period			886,535.47
Balance of Contracts purchased by Seller or Servicer during Due Period			—
Other adjustments			1,820.56
Mandatory Redemption amount			—

Aggregate Principal Balance Decline				14,890,588.09

Aggregate Principal Balance at end of Due Period				434,661,478.60

Pool factor				0.6480078

II. NOTE PRINCIPAL BALANCE CALCULATION:

	Class A-1	Class A-2	Class A-3	Class A-4	Class B	Class C	Certificate	Total
Original Note Balance	$130,000,000.00	$182,000,000.00	$148,000,000.00	$77,610,000.00	$25,820,000.00	$36,570,000.00	$70,765,786.32	$670,765,786.32

Note balance at beginning of Due Period	—	90,786,280.37	148,000,000.00	77,610,000.00	25,820,000.00	36,570,000.00	70,765,786.32	$449,552,066.69

Principal Distributable Amount	—	14,890,588.09	—	—	—	—	—	14,890,588.09
Amounts otherwise distributable to Class B that have been distributed to Class A	—	—	—	—	—	—	—	—
Amounts otherwise distributable to Class C that have been distributed to Class A or Class B	—	—	—	—	—	—	—	—
Mandatory Redemption Amount	—	—	—	—	—	—	—	—
Note and Certificate Principal Carryover Shortfall	—	—	—	—	—	—	—	—
Total principal paid	—	14,890,588.09	—	—	—	—	—	14,890,588.09

Note and Certificate balance at end of Due Period	$—	$75,895,692.28	$148,000,000.00	$77,610,000.00	$25,820,000.00	$36,570,000.00	$70,765,786.32	$434,661,478.60

Note and Certificate factor at begininning of Due Period	0.0000000	0.4988257	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000
Note and Certificate factor at end of Due Period	0.0000000	0.4170093	1.0000000	1.0000000	1.0000000	1.0000000	1.0000000

III. NOTE INTEREST DISTRIBUTABLE CALCULATION

		Interest Carryover				Note Monthly	Interest Carryover
	Note Balance	Shortfall			Interest	Interest	Shortfall	Note Interest
	at Beginning of	at Beginning of	Interest		Accrual	Distributable	at End of	Distributable
Class	Due Period	Due Period	Rate	Days	Basis	Amount	Due Period	Amount
A-1	$—	$—	0.31325%	30	ACT/360	$—	$—	$—
A-2	90,786,280.37	—	0.83%	30	30/360	62,793.84	—	62,793.84
A-3	148,000,000.00	—	1.16%	30	30/360	143,066.67	—	143,066.67
A-4	77,610,000.00	—	1.53%	30	30/360	98,952.75	—	98,952.75
B	25,820,000.00	—	1.99%	30	30/360	42,818.17	—	42,818.17
C	36,570,000.00	—	2.59%	30	30/360	78,930.25	—	78,930.25
Certificate	70,765,786.32	—	0.00%	30	30/360	0.00	—	0.00
Totals	$449,552,066.69	$—				$426,561.68	$—	$426,561.68

IV. CALCULATION OF AVAILABLE MONIES AND DISTRIBUTIONS

Available Monies:
Principal collections on Contracts during Due Period	$13,538,546.51
Interest collections on Contracts during Due Period	4,557,902.89
Net Liquidation Proceeds	666,383.03
Aggregate of Purchase Price for Contracts required to be purchased by Seller or Servicer	—
Advances made by Servicer	371,714.57
Amounts paid by Seller in connection with the optional repurchase of the Contracts	—
Carrying Charges from the Interest Reserve Account	—
Mandatory Redemption amount	—
Investment Earnings - Collection Account	1,435.62
Investment Earnings - Interest Reserve Account	—

Total Available Monies		19,135,982.62

Distribution of Available Monies in order of priority:
Mandatory Redemption amount to the Noteholders	—
Return of previous month’s Advances made by Servicer	362,562.04
Monthly Servicing Fee to the Servicer, including any unpaid Servicing Fees	374,626.72
Monthly Indenture Trustee Fee, including any unpaid Indenture Trustee Fees	842.91
Class A Note Interest Distributable Amount	304,813.26
First Priority Principal Distributable Amount to Class A	—
Class B Note Interest Distributable Amount	42,818.17
Second Priority Principal Distributable Amount to Class A and Class B	—
Class C Note Interest Distributable Amount	78,930.25
Class A Note Principal Distributable Amount	14,890,588.09
Class B Note Principal Distributable Amount	—
Class C Note Principal Distributable Amount	—
Certificate Principal Distributable Amount	—

Total distribution of fees, interest and principal	16,055,181.44

Excess Amounts (Shortfall)		3,080,801.18

Amount withdrawn from Reserve Fund to cover Shortfall	—

Excess Amounts to Reserve Fund	—
Excess Amounts to Certificateholder	3,080,801.18

Total distribution of Available Monies		$19,135,982.62

V. ACCOUNT BALANCE INFORMATION

Calculation of Specified Reserve Fund Balance:
The greater of:
a) 2.70% of the Principal Balance of the Contracts at the end of the Due Period	$11,735,859.92
b) 1.00% of the aggregate initial note balance	6,707,657.86
c) If Reserve Fund Trigger Event has occurred, 6.00% of the Principal Balance of the Contracts at the end of the Due Period	26,079,688.72
Specified Reserve Fund Balance		$11,735,859.92

Reserve Fund balance at beginning of Due Period		$12,137,905.80

Additions to Reserve Fund:

Additional deposit - Excess Amounts to Reserve Fund	—
Investment Earnings - Reserve Fund	874.35

Total additions		874.35

Withdrawals from Reserve Fund:
Amount withdrawn to cover Shortfall	—
Excess Reserve Fund balance to Servicer	402,920.23

Total withdrawals		402,920.23

Reserve Fund balance at end of Due Period		$11,735,859.92

VI. CONTRACT PERFORMANCE INFORMATION

Number of months since Closing Date	13
Trigger Status? Yes or No	No

Monthly Losses

	Number of		% of Principal Balance at
	Contracts	Amount	beginning of Due Period
Principal Balance of Liquidated Contracts for the Due Period	103	$1,350,221.02	0.300%

Less:
Net Liquidation Proceeds for the Due Period	86	666,383.03	0.148%

Net Liquidation Losses for the Due Period		$683,837.99	0.152%

Annualized Net Liquidation Losses (Loss Ratio)			1.825%

Average Loss Ratio

Annualized Net Liquidation Losses (Loss Ratio) - current Distribution Date	1.825%
Annualized Net Liquidation Losses (Loss Ratio) - prior Distribution Date	1.896%
Annualized Net Liquidation Losses (Loss Ratio) - second prior Distribution Date	1.382%
Three-month Average Loss Ratio	1.701%

Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold
1 month or greater	6.000%

Cumulative Losses

	Number of		% of Initial Principal
	Contracts	Amount	Balance
Cumulative Liquidated Contracts	836	$11,747,702.08	1.751%
Cumulative Net Liquidation Proceeds	694	6,416,993.47	0.957%
Cumulative Net Liquidation Losses		5,330,708.61	0.795%

Average net loss (amount of cumulative Net Liquidation Losses / number of cumulative Liquidated Contracts)		$6,376.45

Cumulative Loss Ratio

Cumulative Loss Ratio	0.795%

Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold
1-12	2.250%
13-24	3.500%
25-36	5.000%
37-48	6.000%
49 or greater	6.750%

Delinquencies

Days	Number of		Delinquent Interest	% of Principal Balance at
Delinquent	Contracts	Principal Balance	Amount	Beginning of Due Period
30-59	585	$6,838,504.81	$146,175.41	1.521%
60-89	230	2,784,333.40	91,269.63	0.619%
90-119	128	1,578,924.04	76,918.03	0.351%
120+	71	914,951.65	57,351.50	0.204%
Totals	1,014	$12,116,713.90	$371,714.57	2.695%

60+ Delinquency Amount	429	$5,278,209.09		1.174%

Average Delinquency Ratio

Delinquency Ratio - current Distribution Date	1.174%
Delinquency Ratio - prior Distribution Date	1.045%
Delinquency Ratio - second prior Distribution Date	0.947%
Three-month Average Delinquency Ratio	1.055%

Exceeds Reserve Fund Trigger Event threshold? Yes or No	No

Months	Trigger Threshold %
1-12	3.750%
13-24	4.250%
25-36	4.750%
37 or greater	5.250%

VII. ADDITIONAL CONTRACT INFORMATION

	Beginning of	End of
Contract Data	Due Period	Due Period
Number of Contracts	39,431	38,598
Principal Balance of Contracts	449,552,066.69	434,661,478.60
Weighted average original term	73.39	73.45
Weighted average remaining term	54.85	54.02
Weighted average age	18.54	19.43
One month prepayments (ABS)	1.60%	1.46%
Weighted average Contract Rate	12.46%	12.47%

	Principal Balance	% of Principal Balance at
Contract Rate	of Contracts	End of Due Period
0.000% - 5.000%	$10,749,025.17	2.47%
5.001% - 10.000%	140,020,223.31	32.21%
10.001% - 15.000%	174,827,078.41	40.22%
15.001% - 20.000%	67,801,748.28	15.60%
20.001% or greater	41,263,403.43	9.49%

Advances made by Servicer in current Due Period		$371,714.57
Unreimbursed Advances due to Servicer		362,562.04
Number of Contracts purchased by Seller or Servicer		—
Principal Balance of Contracts purchased by Seller or Servicer		—
Purchase Price of Contracts purchased by Seller or Servicer		—

VIII. OTHER INFORMATION FOR NOTEHOLDERS

1.               Information regarding material changes to the definition or determination of delinquencies, charge-offs and uncollectible accounts:

None

2.               Information regarding any material modifications, extensions or waivers to contract terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time:

None

3.               Information regarding material breaches of contract representations or warranties or transaction covenants:

None

4.               Information regarding any new issuance of asset-backed securities backed by the same contracts:

None

5.               Information regarding any contract changes (other than in connection with a contract converting into cash in accordance with its terms), such as additions or removals in connection with a prefunding period, including any material changes in the solicitation, credit-granting, underwriting, origination, acquisition or pool selection criteria or procedures, as applicable, used to originate, acquire or select the new pool of contracts:

Not applicable

6.               During the pre-funding period, if applicable, information regarding originators, pool contracts or significant obligors pursuant to Item 1121(b) of Regulation AB:

Not applicable

7.               Information regarding derivatives:

Not applicable

HARLEY-DAVIDSON CREDIT CORP.

CERTIFICATE OF SERVICING OFFICER

The undersigned certifies that he is the Vice President, Treasurer and Assistant Secretary of Harley-Davidson Credit Corp., a Nevada corporation, (the “Servicer”), and that as such he is duly authorized to execute and deliver this certificate on behalf of the Servicer pursuant to Section 9.02 of the Sale and Servicing Agreement (the “Agreement”) dated as of November 1, 2010 by and among Harley-Davidson Customer Funding Corp., as Trust Depositor, the Servicer and The Bank Of New York Mellon Trust Company, N.A., as Trustee of Harley-Davidson Motorcycle Trust 2010-1 (all capitalized terms used herein without definition having the respective meanings specified in the Agreement), and further certifies that:

1.  The Monthly Report for the period from November 1, 2011 to November 30, 2011 attached to this certificate is complete and accurate in accordance with the requirements of Sections 9.01 and 9.02 of the Agreement; and

2.  As of the date hereof, no Event of Termination event that with notice or lapse of time or both would become an Event of Termination has occurred.

IN WITNESS WHEREOF, I have affixed hereunto my signature this 13th day of December, 2011.

HARLEY-DAVIDSON CREDIT CORP.

By:	/s/James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary